Provision for judicial liabilities - Possible losses - Civill and Enviroment (Details) - BRL (R$) R$ in Thousands	Sep. 30, 2026	Dec. 31, 2025
Possible losses
Disclosure of other provisions [line items]
Possible losses for which no provision was recorded	R$ 10,338,403	R$ 4,559,801